Note Payable (Details) (Security State Bank of Marine [Member], USD $)	12 Months Ended
Dec. 31, 2013
Security State Bank of Marine [Member]
Note Payable (Details) [Line Items]
Debt Instrument, Face Amount	$ 20,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Term	3 years
Debt Instrument, Maturity Date	May 02, 2016
Debt Instrument, Collateral	vehicle